ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - shares	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2005
Capital Unit [Line Items]
BAC's Issued	11,777,706	11,777,706	11,777,706
BAC's Outstanding	11,768,206	11,776,706
Series Forty Seven [Member]
Capital Unit [Line Items]
BAC's Issued	3,478,334	3,478,334
BAC's Outstanding	3,478,334	3,478,334
Series Forty Eight [Member]
Capital Unit [Line Items]
BAC's Issued	2,299,372	2,299,372
BAC's Outstanding	2,294,872	2,299,372
Series Forty Nine [Member]
Capital Unit [Line Items]
BAC's Issued	6,000,000	6,000,000
BAC's Outstanding	5,995,000	5,999,000